Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 192	$ 270	$ 253
Research and development expenses [Member]
Total	138	123	139
General and administrative expenses [Member]
Total	$ 132	$ 130	$ 53